American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

September 24, 2026

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Select Funds
       1933 Act File No. 333-88343
       1940 Act File No. 811-09603

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Select Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon The London Company Income Equity ETF, of the Registrant does not differ from that contained in Post-Effective Amendment No. 73 (“Amendment No. 73”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon The London Company Income Equity ETF does not differ from that contained in Amendment No. 73 to the Registrant’s Registration Statement, and (c) that Amendment No. 73 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan

Rosemary Behan

           Chief Legal Officer

cc:   Kathy Ingber, Esq.
          K&L Gates LLP